The Capital Group Companies, Inc. 333 South Hope Street Los Angeles, California 90071-1406

August 20, 2024

Soo Im-Tang

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	American Funds U.S. Small and Mid Cap Equity Fund (“US SMID”)
Initial Registration Statement on Form N-1A
File Nos. 333-280621, 811-23979

Dear Ms. Im-Tang:

In response to your comment letter, dated July 30, 2024, to the initial registration statement on Form N-1A (the “Registration Statement”) of US SMID (the “Fund”), we hereby file Pre-Effective Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”) pursuant to Rule 472 of the 1933 Act. We appreciate your prompt response to the filing.

Our responses to your comments are set forth below.

General

1.	Please complete or update all information that is currently in brackets or missing in the registration statement (e.g., fee table, expense example, management, portfolio managers, seed financial statements, auditor's report, consent, information in the statement of additional information, and exhibits). We may have additional comments on such portions when you complete them in pre-effective amendments, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendment.

Response: We have updated the Registration Statement in a pre-effective amendment to address this comment. We will also provide any outstanding information or exhibits in a subsequent pre-effective amendment, on disclosures made in response to your letter, or on information supplied supplementally. We acknowledge that you may have additional comments.

2.	Please confirm the Fund will file a fidelity bond under Form 40-17G.

Response: We confirm that the Fund will file a fidelity bond under Form 40-17G.

Prospectus

Fees and Expenses, Page 1

3.	The fee table provides a line item for Other Expenses. Since the Fund is a new fund, please add a footnote to the Other Expenses line item stating that the figures are based on estimated amounts for the current year. See Item 3, Instruction (“Instr.”) 6 of Form N-1A.

Response: We have updated the disclosure to address this comment.

4.	Please confirm that there are no fee waiver/reimbursement arrangements.

Response: We will provide this information in a subsequent pre-effective amendment, on disclosures made in response to your letter, or on information supplied supplementally.

5.	The prospectus indicates that the Fund may invest in Central Funds (certain other funds managed by the investment adviser or its affiliates). If acquired fund fees and expenses (“AFFEs”) from such investments will exceed 0.01% of the average net assets of the Fund, please disclose these fees and expenses as a separate line item in the fee table. See Item 3, Instr. 3(f)(i) of Form N-1A.

Response: We confirm that, if AFFE exceed 0.01% of the average net assets of the Fund, the Fund will include a separate line item in the fee table for AFFE. The Fund's AFFE is not expected to exceed 0.01% of the average net assets of the Fund at this time, and as a result, any such expenses will be reflected in "Other Expenses."

Principal Investment Strategies, Page 3

6.	The first sentence of the first paragraph states that, “Under normal market conditions, the fund invests at least 80% of its assets in common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of small and mid-capitalization companies in the United States.”

a.	Please revise the 80% test to clarify that the Fund will invest 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity-type securities.

Response: We have updated the disclosure in the Fund’s statement of additional information (in the “Certain investment limitations and guidelines” section) to address this comment. We believe this additional detail is appropriately disclosed in the Fund’s statement of additional information, rather than its summary prospectus, in accordance with the Staff’s guidance on layered disclosure.

b.	Please also disclose with specificity any other equity investments (in addition to the ones already identified in parenthesis) that the Fund may invest in as the disclosure refers to “other equity-type securities,” and disclose any associated risks. Please also revise to remove, “such as” before “preferred stocks, convertible preferred stocks and convertible bonds.”

Response: We have updated the disclosure to remove this detail about other equity-type securities from the Fund’s prospectus. We confirm that the Fund's investment in other equity-type securities is not a principal risk of investing in the Fund. However, because equity investments may include investments in these types of securities, we believe it is appropriate to disclose as much to investors. In keeping with the Staff’s guidance on layered disclosure, the risks of investing in other equity-type securities are described in more detail in the Fund’s statement of additional information (in the “Description of certain securities, investment techniques and risks” section under the heading “Securities with equity and debt characteristics”).

c.	The sentence also describes that the Fund will invest at least 80% of its assets in securities of small and mid-cap companies in the United States. Please disclose how the Fund determines that a company is a U.S. company for purposes of this policy.

Response: In determining the domicile of an issuer, the Fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities. In keeping with the Staff’s guidance on layered disclosure, this information is disclosed in the Fund’s prospectus (in the third paragraph of the “Investment objective, strategies and risks” section) and the Fund’s statement of additional information (in the “Certain investment limitation and guidelines” section under the heading “Equity securities – small and mid-capitalization issuers in the United States”).

7.	This section also states that, “The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities.” Please clarify by explaining in the disclosure what the investment adviser considers to constitute the characteristics of “good, long-term investment opportunities.”

Response: The Fund relies on the professional judgement of its investment adviser to make decisions about the Fund’s portfolio investments. As disclosed in the Fund’s prospectus, The Capital SystemTM uses a system of multiple portfolio managers in managing assets. Our investment approach is grounded in bottom-up, fundamental research and analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. General Instruction C.1 of Form N-1A notes that a prospectus should emphasize the fund’s overall investment approach and strategy and include only as much information as is necessary to enable an average or typical investor to understand the particular characteristics of the fund (e.g., by avoiding excessive detail, technical terminology and complex language). The Fund is an actively managed mutual fund that utilizes complex, detailed and proprietary information to implement its disclosed strategies and the Fund does not believe that level of detail regarding the specific weighting of factors utilized to implement its strategies is appropriate or required by Form N-1A. Accordingly, we respectfully decline to revise the disclosure.

Principal Risks, Page 4

8.	Please consider adding a risk factor discussing the principal risks associated with investing in a new fund (e.g., the fund may have higher expenses, may not grow to an economically viable size, and may cease operations and investors may be required to liquidate or transfer their investments at a loss).

Response: The Fund’s statutory prospectus includes the following risk disclosure captioned "Large shareholder transactions risk,” which describes, among other things, the risks of large shareholder concentration, particularly with respect to a new fund:

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in large shareholder transactions in the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

We believe the above disclosure is responsive to the comment. In addition, we do not view this as a principal risk associated with investing in the Fund and believe it is appropriately described as an additional risk of investing in the Fund.

Management, Page 6

9.	If applicable, please include that the portfolio managers are jointly and primarily responsible for the management of the Funds. See Item 5(b), Instr. 2. of Form N-1A.

Response: We confirm that, under The Capital System, each portfolio manager is responsible for his or her own sleeve of the portfolio which is managed separately in accordance with Fund's investment objective. We believe the current disclosure is clear.

Investment Objective, Strategies and Risks, Pages 7-11

10.	The disclosure states, “The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).”

a.	Please disclose whether the investment adviser applies the criteria it uses with respect to environmental, social or governance factors with respect to every investment it makes or only to some of its investments.

Response: We believe the analysis of material ESG issues as part of our fundamental research can help us understand long-term risks and opportunities of an investment. As indicated in the disclosure, “The investment adviser may consider environmental, social and governance (‘ESG’) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument.” We believe the current disclosure is clear that ESG factors may be considered where such factors are material to the value of an investment.

b.	Explain whether an investment could be made in a company that scores poorly on ESG if it scores strongly on other non-ESG factors.

Response: We do not exclude investments solely based on ESG considerations to the extent we believe it represents a relatively attractive investment opportunity.

c.         Consider whether an ESG specific risk disclosure may be appropriate or explain supplementally why such a risk factor is not appropriate.

Response: We have reviewed this comment and respectfully decline to supplement the disclosure at this time. We plan to review our ESG-related disclosures in the Registration Statement based on the requirements of the U.S. Securities and Exchange Commission’s final rule governing ESG disclosures by funds.

11.	The risk factor titled, “Investing outside the United States,” includes disclosure that states, “[s]ecurities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments…” Please disclose any investment strategy that gives rise to the principal risks associated with investing outside the United States. In the alternative, you may clarify that this risk is not a principal risk and consider moving this risk to the SAI.

Response: We have updated the Fund’s prospectus to remove this disclosure and confirm that disclosure on the risks of investing outside the United States is included in the Fund’s statement of additional information.

12.	The risk factor titled, “Investing in emerging markets,” includes disclosure that states, “Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries.” Please disclose any investment strategy that gives rise to the principal risks associated with investing in emerging markets. Please also disclose how the Fund is defining “emerging markets,” as appropriate. In the alternative, you may clarify that this risk is not a principal risk and consider moving this risk to the SAI.

Response: We have updated the Fund’s prospectus to remove this disclosure and confirm that disclosure on the risks of investing in emerging markets is included in the Fund’s statement of additional information.

13.	The Fund includes a risk factor titled, “Exposure to country, region, industry or sector.” Please supplementally confirm that the Fund does not currently anticipate significant exposure to any specific country, region, industry or sector or, alternatively, add appropriate disclosure to the investment strategy. Please also clarify that this risk is not a principal risk, and if it is not, consider moving this risk to the SAI.

Response: We confirm that while the Fund does not currently anticipate significant exposure to any industry or sector, consistent with the Fund’s principal investment strategies, under normal market conditions, the Fund invests at least 80% of its net assets in common stocks and other equity-type securities of small and mid-capitalization companies in the United States. Accordingly, the Fund currently anticipates significant exposure to companies domiciled in the United States. We believe the risks of investing in companies domiciled in the United States are sufficiently described in the “Principal risks” section under the headings “Market conditions” and “Issuer risks”.

Temporary Defensive Position

14.	Please disclose, if applicable, that the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, as well as the effects of taking such temporary defensive positions. See Item 9(b)(1), Instr. 6 and Item 16(d) of Form N-1A.

Response: We have considered the Fund’s disclosure in light of the Staff’s comment and we believe the Fund’s current disclosure is sufficient. As disclosed in the “Principal investment strategies” section of the Fund’s prospectus, “The fund strives to maintain a fully invested portfolio.” In addition, as disclosed in the “Certain investment limitations and guidelines” section of the Fund’s statement of additional information, “The fund may not invest more than 5% of net assets in money market instruments, after allowing for sales of portfolio securities and fund shares within 30 days and the accumulation of cash balances representing undistributed net investment income and realized capital gains, in order to maintain a fully invested portfolio.”

Investment Adviser, Page 12

15.	Please state the investment adviser’s fee as a percentage of average net assets, including any breakpoints, if applicable. See Item 10(a)(1)(ii)(A) of Form N-1A.

Response: Because the Fund has not commenced investment operations as of the date of this prospectus, information regarding the investment adviser’s fee as a percentage of average net assets, including any breakpoints, is not shown.

Financial Highlights Information

16.	Please include a heading and disclosure of the Fund’s financial highlights stating that the Fund is newly organized and does not have any financial history as of the date of this prospectus, but that financial information will be available in the Fund’s subsequent periodic reports such as annual and semiannual reports.

Response: We have updated the Fund’s prospectus to address this comment.

Statement of Additional Information

Certain Investment Limitations and Guidelines, Page 2

17.	The SAI states that, the Fund invests at least 80% of its net assets in common stocks and other equity-type securities, while the prospectus states that the Fund invests at least 80% of its assets in common stocks and other equity-type securities. Please reconcile the terminology in both the SAI and prospectus.

Response: We have updated the Registration Statement to address this comment.

Fund Policies, Pages 17-18

18.	Regarding the Fund’s concentration policies, please provide adjacent narrative disclosure indicating that the Fund will, for the purpose of determining whether the Fund’s portfolio is concentrated in a particular industry, consider the concentration of its underlying investment companies when determining the Fund’s compliance with its concentration policies.

Response: The investment strategy of the Fund is to invests at least 80% of its net assets in common stocks and other equity-type securities of small and mid-capitalization companies in the United States. In addition, the Fund strives to maintain a fully invested portfolio, whereby the Fund may not invest more than 5% of net assets in money market instruments, after allowing for sales of portfolio securities and fund shares within 30 days and the accumulation of cash balances representing undistributed net investment income and realized capital gains. Other than the Fund investing in other funds managed by the investment adviser or its affiliates to more effectively invest in money market instruments, the Fund is not intended to invest in underlying investment companies. Accordingly, we respectfully decline to supplement the disclosure.

Management of the Fund, Pages 19-23

19.	In the section regarding the Board of Trustees starting on page 20 of the SAI, key information regarding the trustees and officers has not yet been included. Please provide that information to the staff for review as soon as practicable.

Response: We have updated the disclosure to address this comment.

20.	It appears that disclosures in this section use the word “trustees” interchangeably with “directors,” without making it clear that they have the same meaning. To avoid confusion, please consider clarifying that they have the same meaning, or use one consistent term.

Response: We have updated the disclosure to address this comment.

21.	Page 23: Under the heading, “Trustee compensation earned during the fiscal year ended [•],” in the first column, in addition to the name, please also identify the individual’s position. See Item 17 of Form N-1A.

Response: We have updated the disclosure to address this comment

Investment Adviser, Page 29

22.	Please disclose any affiliates of both the Fund and the investment adviser and list their roles. See Item 19(a) of Form N-1A.

Response: We have updated the disclosure to address this comment.

Financial Statements, Exhibits, and Other Information

23.	Any financial statements, exhibits, and other required disclosure not included in these registration statements must be filed in a pre-effective amendment to the registration statement.

Response: We updated the Registration Statement with all information or exhibits available at the time of filing the Amendment. We will provide any outstanding information or exhibits in a subsequent pre-effective amendment.

24.	Please include all exhibits that are marked “to be provided by amendment.”.

Response: We have included all exhibits available at the time of filing the Amendment. Because certain exhibits have not been approved at this time, we included forms of exhibits, as applicable.

25.	You indicated “n/a.” Please revise or explain in correspondence why an undertaking is not necessary for this initial registration statement. See Item 35 of Form N-1A.

Response: Because the Fund’s investment adviser will provide the Fund with initial capital of $100,000, we do not believe an undertaking is necessary.

26.	Pursuant to Section 6(a) of the Securities Act of 1933, the registration statement must be signed by the issuer, the principal executive officer(s), the principal financial officer, the comptroller or principal accounting officer, as well as a majority of the directors or persons performing similar functions. Please ensure that, in addition to the trustees’ signatures, all future amendments are signed by the Fund’s principal executive officer, the comptroller or principal accounting officer, or the principal financial officer, as required by Section 6(a).

Response: We have updated the signature page to address this comment.

Thank you for your consideration of our responses to your comments. If you have any questions, please do not hesitate to contact us.

Sincerely,

/s/ Joshua R. Diggs

Joshua R. Diggs

Counsel
(213) 615-0047
josh.diggs@capgroup.com